Trade accounts receivable	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable
Trade accounts receivable

6.	Trade accounts receivable

These are financial assets measured at amortized cost, and refer to accounts receivable from users of telecommunications services, from network use (interconnection) and from sales of handsets and accessories. Accounts receivable are recorded at the price charged at the time of the transaction. The balances of accounts receivable also include services provided and not yet billed (“unbilled”) up to the balance sheet date. Trade accounts receivable are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method less provision for expected credit losses (“impairment”).

The provision for expected credit losses was recognized as a reduction in accounts receivable based on the profile of the subscriber portfolio, the aging of overdue accounts receivable, the economic situation, the risks involved in each case and the collection curve, at an amount deemed sufficient by Management, as adjusted to reflect current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The fair value of trade accounts receivable is close to the book value recorded on December 31, 2023 and December 31, 2022.

The average monthly rate considered in the calculation of the present value of accounts receivable recorded as non-current is 0.58% in 2023 and 2022.

	2023	2022
Trade accounts receivable	3,908,773	3,659,777

Accounts receivable	4,538,512	4,241,515

Billed services	2,237,551	2,149,579
Unbilled services	1,036,339	929,669
Network use	750,054	550,416
Goods sold	494,279	590,476
Contractual assets (Note 23)	19,957	19,828
Other	332	1,547

Provision for expected credit losses	(629,739)	(581,738)

Current portion	(3,709,766)	(3,421,094)
Non-current portion	199,007	238,683

The movement of the provision for expected credit losses was as follows:

	2023	2022

Opening balance	562,090	746,819
Balance of acquired company (Note 1.2)	23,737	33,284
Supplement to expected losses, net of reversal	620,667	626,218
Write-offs of provision	(576,755)	(824,583)
Closing balance	629,739	581,738

The aging of accounts receivable is as follows:

	2023	2022

Total	4,538,512	4,241,515
Overdue (days):
Current	3,291,399	3,221,416
≤30	302,042	286,324
≤60	118,333	82,533
≤90	107,759	73,581
>90	718,979	577,661